Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,669,110
Proposed Maximum Offering Price per Unit	1.24
Maximum Aggregate Offering Price	$ 3,309,696.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 457.07
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may from time to time be offered or issued in respect of the securities registered by this Registration Statement as a result of any stock dividend, stock split, recapitalization or other similar transaction. Rule 457(c) and Rule 457(h). Represents maximum number of shares of the issuer's common stock issuable pursuant to the HWH International Inc. 2025 Incentive Compensation Plan (as amended on July 13, 2026). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. Represents the average of the high and low sale prices ($1.24) of the common stock on July 22, 2026, which date is within five business days prior to the filing of this registration statement, as quoted on The Nasdaq Capital Market.